Leases (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating lease related assets and liabilities [Abstract]
Right-of-use Assets	$ 865,399	$ 1,194,859
Lease payment liabilities-current	(435,462)	(800,658)
Lease payment liabilities- non-current	(300,974)	(446,140)
Total	$ (736,436)	$ (1,246,798)